Joint Arrangements - Joint Ventures and Associates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Joint Arrangements
Net earnings (loss)	$ 6,016	$ 8,295
Total comprehensive earnings (loss)	6,759	8,497
Joint ventures
Joint Arrangements
Net earnings (loss)	55	27
Total comprehensive earnings (loss)	55	27
Carrying amount as at December 31	138	149
Associates
Joint Arrangements
Net earnings (loss)	6	(1)
Total comprehensive earnings (loss)	6	(1)
Carrying amount as at December 31	$ 65	$ 60